UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2022	Dec. 31, 2022
Net Parent Investment [Member] | Predecessor [Member]
Statement [Line Items]
Balance — December 31, 2021	$ 26,694	$ 22,236	$ 20,155	$ 20,155
Net income		(4,380)	(1,671)
Stock-based compensation		158	647
Parent’s common shares issued for CXApp earnout			3,697
Taxes paid related to net share settlement of restricted stock units			(104)
Net investments from parent		8,680	6,444
Cumulative translation adjustment
Balance — December 31, 2022 (As Restated)		26,694	29,168	22,236
AOCI Attributable to Parent [Member] | Predecessor [Member]
Statement [Line Items]
Balance — December 31, 2021	1,127	1,155	56	56
Net income
Stock-based compensation
Parent’s common shares issued for CXApp earnout
Taxes paid related to net share settlement of restricted stock units
Net investments from parent
Cumulative translation adjustment		(28)	(189)
Balance — December 31, 2022 (As Restated)		1,127	(133)	1,155
AOCI Attributable to Parent [Member] | Successor [Member]
Statement [Line Items]
Balance — December 31, 2021
Net income
Stock-based compensation
Shares issued in connection with Business Combination
Balance — December 31, 2022 (As Restated)
Total [Member] | Predecessor [Member]
Statement [Line Items]
Balance — December 31, 2021	27,821	23,391	20,211	20,211
Net income		(4,380)	(1,671)
Stock-based compensation		158	647
Parent’s common shares issued for CXApp earnout			3,697
Taxes paid related to net share settlement of restricted stock units			(104)
Net investments from parent		8,680	6,444
Cumulative translation adjustment		(28)	(189)
Balance — December 31, 2022 (As Restated)		27,821	$ 29,035	$ 23,391
Total [Member] | Successor [Member]
Statement [Line Items]
Balance — December 31, 2021	(7,135)
Net income	2,758
Stock-based compensation	2
Shares issued in connection with Business Combination	69,928
Balance — December 31, 2022 (As Restated)	65,553	(7,135)
Class A Common Stock [Member] | Successor [Member]
Statement [Line Items]
Balance — December 31, 2021	$ 1
Beginning balance, shares	7,034,999
Net income
Stock-based compensation
Shares issued in connection with Business Combination
Shares issued in connection with Business Combination, shares	1,547,700
Balance — December 31, 2022 (As Restated)	$ 1	$ 1
Ending balance, shares	8,582,699	7,034,999
Class C Common Stock [Member] | Successor [Member]
Statement [Line Items]
Balance — December 31, 2021
Beginning balance, shares
Net income
Stock-based compensation
Shares issued in connection with Business Combination	$ 1
Shares issued in connection with Business Combination, shares	5,487,300
Balance — December 31, 2022 (As Restated)	$ 1
Ending balance, shares	5,487,300
Additional Paid-in Capital [Member] | Successor [Member]
Statement [Line Items]
Balance — December 31, 2021	$ 1,607
Net income
Stock-based compensation	2
Shares issued in connection with Business Combination	69,927
Balance — December 31, 2022 (As Restated)	71,536	$ 1,607
Retained Earnings [Member] | Successor [Member]
Statement [Line Items]
Balance — December 31, 2021	(8,743)
Net income	2,758
Stock-based compensation
Shares issued in connection with Business Combination
Balance — December 31, 2022 (As Restated)	$ (5,985)	$ (8,743)